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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:  (602) 956-0980

Date of fiscal year end:        November 30, 2013

Date of reporting period:       August 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
COMMON STOCKS — 99.0%	Shares	Value
Consumer Discretionary - 14.3%
Specialty Retail - 11.4%
O'Reilly Automotive, Inc.*	8,000	$981,680
PetSmart, Inc.	9,900	697,257
Williams Sonoma, Inc.	13,100	738,971
		2,417,908
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc.	11,600	612,596

Consumer Staples - 6.7%
Food & Staples Retailing - 2.4%
Harris Teeter Supermarkets, Inc.	10,500	516,075

Food Products - 2.9%
McCormick & Co., Inc.	9,000	608,850

Household Products - 1.4%
Clorox Co. (The)	3,500	289,450

Energy - 5.5%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc.*	7,200	386,136

Oil, Gas & Consumable Fuels - 3.7%
Pioneer Natural Resources Co.	2,300	402,431
Whiting Petroleum Corp.*	7,300	368,431
		770,862
Financials - 5.0%
Capital Markets - 3.7%
T. Rowe Price Group, Inc.	11,200	785,568

Commercial Banks - 1.3%
UMB Financial Corp.	4,500	268,785

Health Care - 19.1%
Health Care Equipment & Supplies - 8.0%
C.R. Bard, Inc.	6,700	769,629
ResMed, Inc.	8,800	415,712
Varian Medical Systems, Inc.*	7,300	514,285
		1,699,626
Health Care Providers and Services - 3.3%
Catamaran Corp.*	12,848	705,484

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.0% (Continued)	Shares	Value
Health Care - 19.1% (Continued)
Life Sciences Tools & Services - 7.8%
Mettler-Toledo International, Inc.*	3,650	$803,839
PAREXEL International Corp.*	18,000	835,740
		1,639,579
Industrials - 19.0%
Air Freight & Logistics - 3.1%
Expeditors International of Washington, Inc.	16,000	648,960

Commercial Services & Supplies - 3.6%
Stericycle, Inc.*	6,800	765,408

Electrical Equipment - 4.1%
AMETEK, Inc.	20,100	862,692

Machinery - 6.7%
IDEX Corp.	14,200	843,054
Valmont Industries, Inc.	4,200	566,832
		1,409,886
Professional Services - 1.5%
IHS, Inc.*	3,000	321,450

Information Technology - 20.2%
Electronic Equipment, Instruments & Components - 2.8%
Trimble Navigation Ltd.*	23,300	588,325

Internet Software & Services - 2.0%
CoStar Group, Inc.*	2,900	430,679

Semiconductors & Semiconductor Equipment - 2.8%
Linear Technology Corp.	8,300	318,139
Silicon Laboratories, Inc.*	7,100	274,699
		592,838
Software - 12.6%
Factset Research Systems, Inc.	7,500	767,625
Informatica Corp.*	21,100	754,747
MICROS Systems, Inc.*	14,100	689,490
Nuance Communications, Inc.*	23,000	439,070
		2,650,932
Materials - 9.2%
Industrial Gases - 3.0%
Airgas, Inc.	6,300	640,395

Specialty Chemicals - 6.2%
Ecolab, Inc.	10,000	913,500
Sigma-Aldrich Corp.	4,700	387,609
		1,301,109

Total Common Stocks (Cost $15,244,368)		$20,913,593

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(a) (Cost $258,891)	258,891	$258,891

Total Investments at Value — 100.2% (Cost $15,503,259)		$21,172,484

Liabilities in Excess of Other Assets — (0.2%)		(48,989)

Net Assets — 100.0%		$21,123,495

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2013.

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

1.	Securities Valuation

Papp Small & Mid-Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$20,913,593	$-	$-	$20,913,593
Money Market Funds	258,891	-	-	258,891
Total	$21,172,484	$-	$-	$21,172,484

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued by industry type.  As of August 31, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2013:

Tax cost of portfolio investments	$15,503,259

Gross unrealized appreciation	$5,898,273
Gross unrealized depreciation	(229,048)

Net unrealized appreciation	$5,669,225

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 25, 2013

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	October 25, 2013

* Print the name and title of each signing officer under his or her signature.